UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 5.7%
Real Estate Investment Trusts – 4.6%
12	Acadia Realty Trust	$ 309
21	Alexandria Real Estate Equities, Inc.	1,439
30	American Campus Communities, Inc.	1,152
34	Apartment Investment & Management Co. Class A	999
9	Artis Real Estate Investment Trust	128
1,000	Ascendas Real Estate Investment Trust	1,808
30	Ashford Hospitality Trust, Inc.	350
31	AvalonBay Communities, Inc.	4,196
3	Befimmo SCA Sicafi	205
164	Beni Stabili SpA	106
55	BioMed Realty Trust, Inc.	1,136
6	Boardwalk Real Estate Investment Trust	337
37	Boston Properties, Inc.	3,957
30	Brandywine Realty Trust	418
20	BRE Properties, Inc.	1,061
261	British Land Co. PLC	2,373
64	BWP Trust	142
9	Calloway Real Estate Investment Trust	221
20	Camden Property Trust	1,411
8	Canadian Apartment Properties REIT	166
6	Canadian Real Estate Investment Trust	241
1,000	CapitaCommercial Trust	1,104
503	Capital Property Fund	533
147	Capital Shopping Centres Group PLC	753
1,000	CapitaMall Trust	1,594
37	CBL & Associates Properties, Inc.	843
567	CFS Retail Property Trust Group	1,044
1,000	Champion	439
60	Charter Hall Retail	208
4	Cofinimmo	458
20	Colonial Properties Trust	484
33	CommonWealth	761
465	Commonwealth Property Office Fund	483
23	Corio NV	1,003
20	Corporate Office Properties Trust	510
34	Cousins Properties, Inc.	349
25	CubeSmart	405
64	DCT Industrial Trust, Inc.	481
54	DDR Corp.	922
20	Derwent London PLC	733
1,209	Dexus Property Group	1,140
40	DiamondRock Hospitality Co.	388
33	Digital Realty Trust, Inc.	1,825
30	Douglas Emmett, Inc.	750
84	Duke Realty Corp.	1,384

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
15	DuPont Fabros Technology, Inc.	$ 344
8	EastGroup Properties, Inc.	495
21	Education Realty Trust, Inc.	198
20	Equity Lifestyle Properties, Inc.	770
16	Equity One, Inc.	370
80	Equity Residential	4,480
9	Essex Property Trust, Inc.	1,452
9	Eurocommercial Properties NV	342
23	Extra Space Storage, Inc.	967
15	Federal Realty Investment Trust	1,580
21	First Industrial Realty Trust, Inc.	344
9	Fonciere Des Regions	738
321	Fountainhead Property Trust	252
15	Franklin Street Properties Corp.	200
6	Gecina SA	735
112	General Growth Properties, Inc.	2,323
31	Glimcher Realty Trust	348
404	Goodman Group	1,713
255	Goodman Property Trust	209
380	GPT Group	1,249
110	Great Portland Estates PLC	928
40	H&R Real Estate Investment Trust	842
182	Hammerson PLC	1,467
117	HCP, Inc.	5,133
71	Health Care REIT, Inc.	4,579
20	Healthcare Realty Trust, Inc.	514
37	Hersha Hospitality Trust	217
20	Highwoods Properties, Inc.	726
13	Home Properties, Inc.	830
42	Hospitality Properties Trust	1,197
190	Host Hotels & Resorts, Inc.	3,393
41	Inland Real Estate Corp.	422
146	Investa Office Fund	387
77	Is Gayrimenkul Yatirim Ortakligi AS	55
1	Japan Retail Fund Investment Corp.	1,969
19	Kilroy Realty Corp.	994
111	Kimco Realty Corp.	2,503
410	Kiwi Income Property Trust	371
100	KLCC Property Holdings Bhd	202
24	Klepierre	1,041
193	Land Securities Group PLC	2,790
22	LaSalle Hotel Properties	593
29	Liberty Property Trust	1,108
9	LTC Properties, Inc.	348
21	Mack-Cali Realty Corp.	505
1,000	Mapletree Logistics Trust	838
10	Mercialys SA	195
10	Mid-America Apartment Communities, Inc.	676
1	Orix JREIT, Inc.	1,115
16	Pebblebrook Hotel Trust	426
14	Pennsylvania Real Estate Investment Trust	290
38	Piedmont Office Realty Trust, Inc. Class A	687

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
13	Post Properties, Inc.	$ 605
124	ProLogis, Inc.	4,757
5	PS Business Parks, Inc.	366
36	Public Storage	5,732
19	Ramco-Gershenson Properties Trust	294
24	Regency Centers Corp.	1,266
43	RioCan Real Estate Investment Trust	1,019
170	Segro PLC	803
53	Senior Housing Properties Trust	1,333
57	Shaftesbury PLC	548
79	Simon Property Group, Inc.	12,645
25	SL Green Realty Corp.	2,266
2	Societe Immobiliere de Location pour l’Industrie et le Commerce	198
9	Sovran Self Storage, Inc.	622
6	Sun Communities, Inc.	291
31	Sunstone Hotel Investors, Inc.*	401
1,000	Suntec Real Estate Investment Trust	1,250
23	Tanger Factory Outlet Centers, Inc.	746
15	Taubman Centers, Inc.	1,098
500	The Link REIT	2,441
38	The Macerich Co.	2,358
61	UDR, Inc.	1,527
24	Unibail-Rodamco SE	5,831
1	United Urban Investment Corp.	1,242
3	Vastned Retail NV	128
76	Ventas, Inc.	4,996
45	Vornado Realty Trust	3,816
16	Washington Real Estate Investment Trust	430
29	Weingarten Realty Investors	908
6	Wereldhave NV	424
520	Westfield Group	5,245
831	Westfield Retail Trust	2,246

		165,031

Real Estate Management & Development – 1.1%
28	Aeon Mall Co. Ltd.	696
37	Atrium European Real Estate Ltd.	208
1,400	Ayala Land, Inc.	969
100	BR Malls Participacoes SA	886
140	Brookfield Asset Management, Inc. Class A	5,181
72	Brookfield Office Properties, Inc.	1,219
16	CA Immobilien Anlagen AG*	201
148	Capital & Counties Properties PLC	814
1,000	Capitaland Ltd.	2,537
42	Castellum AB	601
400	Central Pattana PCL	550
34	Fabege AB	383
22	First Capital Realty, Inc.	366
32	Forest City Enterprises, Inc. Class A*	561

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
1,000	Global Logistic Properties Ltd.	$ 2,230
81	Globe Trade Centre SA*	205
131	Grainger PLC	347
1,000	Hang Lung Properties Ltd.	3,237
79	Hulic Co. Ltd.	945
250	Immofinanz Immobilien Anlagen AG*	1,024
500	Kerry Properties Ltd.	2,055
25	Kungsleden AB	160
211	Mitsui Fudosan Co. Ltd.	6,360
1	NTT Urban Development Corp.	1,206
9	PSP Swiss Property AG*	794
300	Robinsons Land Corp.	157
1,900	SM Prime Holdings, Inc.	768
18	Swiss Prime Site AG*	1,324
106	Tokyu Land Corp.	1,009

		36,993

TOTAL COMMON STOCKS		$ 202,024

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 36.0%
United States Treasury Bill(a)
$616,000	0.000%	08/01/13	$ 616,000
United States Treasury Inflation Protected Securities
17,300	2.000	07/15/14	17,871
17,078	1.625	01/15/15	17,791
16,123	0.500	04/15/15	16,578
14,370	1.875	07/15/15	15,311
14,083	2.000	01/15/16	15,185
29,548	0.125	04/15/16	30,471
17,301	2.500	07/15/16	19,231
15,016	2.375	01/15/17	16,752
32,817	0.125	04/15/17	33,956
11,239	2.625	07/15/17	12,840
13,342	1.625	01/15/18	14,724
13,100	0.125	04/15/18	13,538
11,882	1.375	07/15/18	13,102
11,934	2.125	01/15/19	13,605
12,000	1.875	07/15/19	13,650
15,080	1.375	01/15/20	16,598
24,566	1.250	07/15/20	26,973
28,750	1.125	01/15/21	31,095
26,871	0.625	07/15/21	28,072
30,875	0.125	01/15/22	30,609
30,387	0.125	07/15/22	30,069
30,274	0.125	01/15/23	29,565
24,715	2.375	01/15/25	29,650
16,430	2.000	01/15/26	19,049
13,861	2.375	01/15/27	16,743
12,230	1.750	01/15/28	13,740
17,282	3.625	04/15/28	24,030
10,849	2.500	01/15/29	13,392
19,837	3.875	04/15/29	28,596
5,249	3.375	04/15/32	7,395
11,855	2.125	02/15/40	14,244
18,082	2.125	02/15/41	21,781
17,524	0.750	02/15/42	15,257
12,158	0.625	02/15/43	10,106

TOTAL U.S. TREASURY OBLIGATIONS			$ 1,287,569

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 11.2%
59	iShares Dow Jones US Real Estate Index Fund	$ 3,931
13,137	PowerShares DB Commodity Index Tracking Fund*	340,642
100	SPDR Dow Jones International Real Estate ETF	4,051
1,322	Vanguard MSCI Emerging Markets ETF	51,664

TOTAL EXCHANGE TRADED FUNDS		$ 400,288

Investment Company(b) – 20.5%
Other Diversifier – 20.5%
77,776	Goldman Sachs Absolute Return Tracker Fund -Institutional Shares	$ 733,430

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment – 20.1%
SSgA Government Money Market Fund
$720,081	0.000%	08/01/13	$ 720,081

TOTAL INVESTMENTS – 93.5%			$3,343,392

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.5%			230,520

NET ASSETS – 100.0%			$3,573,912

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents Affiliated Funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At July 31, 2013, the Fund had the following swap contracts terms:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at July 31, 2013(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX Emerging Markets Index 19	$720	5.000%	06/20/18	3.035%	$75,008	$(8,747)
CDX North America High Yield Index 20	650	5.000	06/20/18	3.646	23,222	18,141

TOTAL					$98,230	$9,394

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TOTAL RETURN SWAP CONTRACTS ON EQUITY INDICES(b)

Counterparty	Referenced Obligation	Notional Amount (000s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)*

Bank of America Securities LLC	MSCI Emerging Markets Net TR Index	$136	0.623%	07/03/14	$1,430

(b)	The fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,400,171

Gross unrealized gain	33,625
Gross unrealized loss	(90,404)

Net unrealized security loss	$(56,779)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2013:

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$522,454	$—		$—
Other	400	79,458	(a)	—
Fixed Income
U.S. Treasury Obligations	1,287,569	—		—
Investment Company	733,430	—		—
Short-term Investment	720,081	—		—
Total	$3,263,934	$79,458		$—

Derivative Type	Level 1	Level 2		Level 3
Assets(b)
Credit Default Swap Contracts	$—	$18,141		$—
Total Return Swap Contracts	—	1,430		—
Total	$—	19,571		—
Liabilities(b)
Credit Default Swap Contracts	$—	$(8,747)		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain/loss at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date September 25, 2013

*	Print the name and title of each signing officer under his or her signature.